FINANCIAL INSTRUMENTS - Disclosure of maturity profile of the Group's financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [table]
Financial liability	$ 1,435,549	$ 1,196,614
Loans payable
Disclosure of financial liabilities [table]
Financial liability	197,759	201,340
Lease liabilities
Disclosure of financial liabilities [table]
Financial liability	1,005,449	784,230
Trade payables and other liabilities
Disclosure of financial liabilities [table]
Financial liability	49,343	31,124
Accounts payable to related parties
Disclosure of financial liabilities [table]
Financial liability	0	3,472
Convertible loans
Disclosure of financial liabilities [table]
Financial liability	182,998	176,448
Less than one year
Disclosure of financial liabilities [table]
Financial liability	163,786	99,469
Less than one year | Loans payable
Disclosure of financial liabilities [table]
Financial liability	46,380	22,685
Less than one year | Lease liabilities
Disclosure of financial liabilities [table]
Financial liability	59,115	45,660
Less than one year | Trade payables and other liabilities
Disclosure of financial liabilities [table]
Financial liability	49,343	31,124
Less than one year | Accounts payable to related parties
Disclosure of financial liabilities [table]
Financial liability	0	0
Less than one year | Convertible loans
Disclosure of financial liabilities [table]
Financial liability	8,948	0
1 to 2 years
Disclosure of financial liabilities [table]
Financial liability	86,892	302,159
1 to 2 years | Loans payable
Disclosure of financial liabilities [table]
Financial liability	22,993	80,437
1 to 2 years | Lease liabilities
Disclosure of financial liabilities [table]
Financial liability	55,049	45,274
1 to 2 years | Trade payables and other liabilities
Disclosure of financial liabilities [table]
Financial liability	0	0
1 to 2 years | Accounts payable to related parties
Disclosure of financial liabilities [table]
Financial liability	0	0
1 to 2 years | Convertible loans
Disclosure of financial liabilities [table]
Financial liability	8,850	176,448
2 to 3 years
Disclosure of financial liabilities [table]
Financial liability	80,989	51,025
2 to 3 years | Loans payable
Disclosure of financial liabilities [table]
Financial liability	16,722	8,032
2 to 3 years | Lease liabilities
Disclosure of financial liabilities [table]
Financial liability	55,417	42,993
2 to 3 years | Trade payables and other liabilities
Disclosure of financial liabilities [table]
Financial liability	0	0
2 to 3 years | Accounts payable to related parties
Disclosure of financial liabilities [table]
Financial liability	0	0
2 to 3 years | Convertible loans
Disclosure of financial liabilities [table]
Financial liability	8,850	0
3 to 4 years
Disclosure of financial liabilities [table]
Financial liability	230,124	51,834
3 to 4 years | Loans payable
Disclosure of financial liabilities [table]
Financial liability	18,032	9,089
3 to 4 years | Lease liabilities
Disclosure of financial liabilities [table]
Financial liability	55,742	42,745
3 to 4 years | Trade payables and other liabilities
Disclosure of financial liabilities [table]
Financial liability	0	0
3 to 4 years | Accounts payable to related parties
Disclosure of financial liabilities [table]
Financial liability	0	0
3 to 4 years | Convertible loans
Disclosure of financial liabilities [table]
Financial liability	156,350	0
> 4 years
Disclosure of financial liabilities [table]
Financial liability	873,758	692,127
> 4 years | Loans payable
Disclosure of financial liabilities [table]
Financial liability	93,632	81,097
> 4 years | Lease liabilities
Disclosure of financial liabilities [table]
Financial liability	780,126	607,558
> 4 years | Trade payables and other liabilities
Disclosure of financial liabilities [table]
Financial liability	0	0
> 4 years | Accounts payable to related parties
Disclosure of financial liabilities [table]
Financial liability	0	3,472
> 4 years | Convertible loans
Disclosure of financial liabilities [table]
Financial liability	$ 0	$ 0